United States
Securities and Exchange Commission
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-2125
EquiTrust Series Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997
(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
(Name and address of agent for service)

Registrant's telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
OCTOBER 31, 2010
(Unaudited)

	Shares Held	Value
COMMON STOCKS (98.23%)
BUSINESS SERVICES (5.75%)
Microsoft Corp.	58,078	$1,547,198
Oracle Corp.	32,792	964,085
		2,511,283
CHEMICALS AND ALLIED PRODUCTS (18.67%)
Abbott Laboratories	15,633	802,286
Amgen Inc. (1)	11,272	644,646
Bristol-Myers Squibb Co.	24,299	653,643
Colgate-Palmolive Co.	4,380	337,786
Dow Chemical Co. (The)	6,653	205,112
E. I. du Pont de Nemours and Co.	9,953	470,578
Eli Lilly and Co.	11,462	403,462
Johnson & Johnson	27,191	1,731,251
Merck & Co., Inc.	19,480	706,734
Pfizer Inc.	26,585	462,579
Procter & Gamble Co. (The)	27,221	1,730,439
		8,148,516
COMMUNICATIONS (4.30%)
AT&T Inc.	24,336	693,576
Comcast Corp.-Class A	20,878	429,669
Verizon Communications Inc.	23,164	752,135
		1,875,380
DEPOSITORY INSTITUTIONS (5.16%)
Bank of America Corp.	28,262	323,317
Citigroup Inc. (1)	27,308	113,874
JPMorgan Chase & Co.	28,955	1,089,577
Wells Fargo & Co.	27,901	727,658
		2,254,426
EATING AND DRINKING PLACES (4.84%)
McDonald's Corp.	27,182	2,113,944

ELECTRIC, GAS AND SANITARY SERVICES (2.59%)
Exelon Corp.	15,218	621,199
Southern Co. (The)	13,404	507,609
		1,128,808
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (6.78%)
Cisco Systems, Inc. (1)	35,837	818,159
General Electric Co.	51,694	828,138
Intel Corp.	36,186	726,253
Motorola, Inc. (1)	22,925	186,839
Texas Instruments Inc.	13,518	399,727
		2,959,116

	Shares Held	Value
FOOD AND KINDRED PRODUCTS (5.46%)
Coca-Cola Co. (The)	19,684	$1,207,023
Kraft Foods Inc.	16,974	547,751
PepsiCo, Inc.	9,602	627,011
		2,381,785
GENERAL MERCHANDISE STORES (4.18%)
Target Corp.	7,360	382,278
Wal-Mart Stores, Inc.	26,649	1,443,576
		1,825,854
INDUSTRIAL MACHINERY AND EQUIPMENT (12.01%)
3M Co.	10,955	922,630
Applied Materials, Inc.	15,140	187,130
Caterpillar Inc.	13,584	1,067,702
Dell Inc. (1)	20,103	289,081
EMC Corp. (1)	23,960	503,400
Hewlett-Packard Co.	22,743	956,571
International Business Machines Corp.	9,177	1,317,817
		5,244,331
LUMBER AND WOOD PRODUCTS (0.36%)
Weyerhaeuser Co.	9,653	156,572

MOTION PICTURES (2.60%)
Time Warner Inc.	9,642	313,461
Walt Disney Co. (The)	22,797	823,200
		1,136,661
NON-DEPOSITORY CREDIT INSTITUTIONS (3.20%)
American Express Co.	33,683	1,396,497

PETROLEUM AND COAL PRODUCTS (11.20%)
Chevron Corp.	24,393	2,015,106
Exxon Mobil Corp.	43,203	2,871,703
		4,886,809
PRIMARY METAL INDUSTRIES (0.58%)
Alcoa Inc.	19,124	251,098

SECURITY AND COMMODITY BROKERS (0.80%)
Amerprise Financial, Inc.	6,733	348,029

TOBACCO PRODUCTS (3.44%)
Altria Group, Inc.	24,528	623,502
Philip Morris International Inc.	15,028	879,138
		1,502,640
TRANSPORTATION EQUIPMENT (6.31%)
Boeing Co. (The)	16,981	1,199,538
Honeywell International Inc.	12,347	581,667
United Technologies Corp.	13,010	972,758
		2,753,963
Total Common Stocks (Cost $30,457,300)		42,875,712

	Shares Held	Value
SHORT-TERM INVESTMENTS (1.68%)
MONEY MARKET MUTUAL FUND
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $731,280)	731,280	$731,280
Total Short-Term Investments (Cost $731,280)		731,280
Total Investments (Cost $31,188,580) (99.91%)		43,606,992

OTHER ASSETS LESS LIABILITIES (0.09%)
Cash, receivables, prepaid expense and other assets, less liabilities		37,635
Total Net Assets (100.00%)		$43,644,627

(1)  Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$17,649,499
Unrealized Depreciation	(5,231,087)
Net Unrealized Appreciation (Depreciation)	$12,418,412

Cost for federal income tax purposes	$31,188,580

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 60 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of October 31, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$42,875,712
Money market mutual fund	731,280
Level 2-Other Significant Observable Inputs:	—
Level 3-Significant Unobservable Inputs:	—
Total	$43,606,992

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
OCTOBER 31, 2010
(Unaudited)

	Principal Amount	Value
CORPORATE BONDS (47.62%)
CHEMICALS AND ALLIED PRODUCTS (9.88% )
E. I. du Pont de Nemours and Co., 4.625%, due 01/15/20	$500,000	$554,535
Merck & Co., Inc., 5.00%, due 06/30/19	500,000	579,335
Pfizer Inc., 5.35%, due 03/15/15	500,000	579,995
		1,713,865
DEPOSITORY INSTITUTIONS (5.97%)
Comerica Bank, 5.20%, due 08/22/17	300,000	317,508
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	300,000	328,449
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	388,885
Washington Mutual Bank, FA, 5.65%, due 08/15/14	250,000	500
		1,035,342
ELECTRIC, GAS AND SANITARY SERVICES (18.28%)
Duke Energy Indiana, Inc., 6.12%, due 10/15/35	427,000	472,424
Entergy Louisiana, LLC, 5.40%, due 11/01/24	125,000	137,760
Kinder Morgan Energy Partners, L.P., 5.30%, due 09/15/20	400,000	435,764
NorthWestern Corp., 6.34%, due 04/01/19	300,000	345,480
Oglethorpe Power Corp., 6.974%, due 06/30/11	45,000	46,429
PacifiCorp, 6.90%, due 11/15/11	500,000	530,760
Public Service Co. of Colorado, 5.125%, due 06/01/19	500,000	578,475
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	500,000	624,330
		3,171,422
FOOD AND KINDRED PRODUCTS (2.13%)
Archer-Daniels-Midland Co., 5.935%, due 10/01/32	330,000	369,613

HOLDING AND OTHER INVESTMENT OFFICES (1.80%)
CommonWealth REIT, 6.25%, due 06/15/17	300,000	313,431

INSURANCE CARRIERS (5.33%)
MetLife, Inc., 4.75%, due 02/08/21	300,000	320,484
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000	280,520
SunAmerica Inc., 8.125%, due 04/28/23	300,000	323,616
		924,620
PETROLEUM & COAL PRODUCTS (2.18%)
ConocoPhillips Holding Co., 6.95%, due 04/15/29	300,000	377,751

TRANSPORTATION - BY AIR (2.05%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	332,353	356,605
Total Corporate Bonds (Cost $7,861,194)		8,262,649

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (2.93%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.05%, due 08/01/39	500,000	507,610
Total Commercial Mortgage Pass-Through Certificates (Cost $495,614)		507,610

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (31.01%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (5.68%)
3023 Class TG, 5.50%, due 08/01/35	$51,823	$52,433
3051 Class MY, 5.50%, due 10/01/25	400,000	447,480
Pool # A53146, 5.50%, due 10/01/36	105,743	113,683
Pool # A69436, 6.00%, due 12/01/37	163,465	177,370
Pool # G02562, 6.00%, due 01/01/37	177,951	194,010
		984,976
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (5.04%)
Pool # 257306, 5.50%, due 08/01/38	578,389	621,959
Pool # 906224, 5.50%, due 01/01/37	234,829	252,940
		874,899
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (20.29%)
2003-1 Class PE, 5.50%, due 07/01/32	500,000	551,491
Pool # 1512, 7.50%, due 12/01/23	15,756	18,142
Pool # 2631, 7.00%, due 08/01/28	9,944	11,301
Pool # 2658, 6.50%, due 10/01/28	24,539	27,885
Pool # 2698, 5.50%, due 01/01/29	38,436	41,913
Pool # 2701, 6.50%, due 01/01/29	29,313	33,242
Pool # 2796, 7.00%, due 08/01/29	10,778	12,259
Pool # 3039, 6.50%, due 02/01/31	2,921	3,300
Pool # 3188, 6.50%, due 01/01/32	31,304	35,201
Pool # 3239, 6.50%, due 05/01/32	20,498	23,051
Pool # 3261, 6.50%, due 07/01/32	21,574	24,260
Pool # 3320, 5.50%, due 12/01/32	215,092	234,387
Pool # 3333, 5.50%, due 01/01/33	150,494	163,978
Pool # 3375, 5.50%, due 04/01/33	45,917	50,031
Pool # 3390, 5.50%, due 05/01/33	213,535	232,668
Pool # 3403, 5.50%, due 06/01/33	241,199	262,810
Pool # 3458, 5.00%, due 10/01/33	349,790	378,714
Pool # 3499, 5.00%, due 01/01/34	163,866	177,260
Pool # 3556, 5.50%, due 05/01/34	124,228	135,162
Pool # 3623, 5.00%, due 10/01/34	399,436	432,085
Pool # 22630, 6.50%, due 08/01/28	12,138	13,793
Pool # 643816, 6.00%, due 07/01/25	181,357	200,070
Pool # 704189, 5.50%, due 01/01/39	237,826	258,225
Pool # 782604, 5.50%, due 03/01/39	183,722	199,481
		3,520,709
Total Mortgage-Backed Securities (Cost $4,916,868)		5,380,584

SHORT-TERM INVESTMENTS (18.00%)
COMMERCIAL PAPER (3.46%)
NON-DEPOSITORY CREDIT INSTITUTIONS
General Electric Co., 0.20%, due 11/23/10	600,000	600,000
Total Commercial Paper (Cost $600,000)		600,000

	Principal Amount	Value
UNITED STATES GOVERNMENT AGENCIES (11.53%)
Federal Home Loan Bank, due 11/03/10	$400,000	$399,994
Federal Home Loan Bank, due 11/17/10	400,000	399,972
Federal Home Loan Mortgage Corp., due 11/29/10	400,000	399,953
Federal National Mortgage Assoc., due 11/10/10	400,000	399,984
Federal National Mortgage Assoc., due 12/01/10	400,000	399,954
Total United States Government Agencies (Cost $1,999,857)		1,999,857

	Shares Held
MONEY MARKET MUTUAL FUND (3.01%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $522,755)	522,755	522,755
Total Short-Term Investments (Cost $3,122,612)		3,122,612
Total Investments (Cost $16,396,288) (99.56%)		17,273,455

OTHER ASSETS LESS LIABILITIES (0.44%)
Cash, receivables, prepaid expense and other assets, less liabilities		77,115
Total Net Assets (100.00%)		$17,350,570

(1) Restricted Securities-securities exempt from registration under Rule 144A of the Securities Act of 1933:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 10/31/10, the carrying value of each unit was 77.777, representing $388,885 or 2.24% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$1,263,442
Unrealized Depreciation	(386,275)
Net Unrealized Appreciation (Depreciation)	$877,167

Cost for federal income tax purposes	$16,396,288

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 60 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of October 31, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Money market mutual fund	$522,755
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	1,999,857
Corporate debt securities	8,862,649
Residential mortgage-backed securities	5,380,584
Commercial mortgage-backed securities	507,610
Level 3-Significant Unobservable Inputs:	—
Total	$17,273,455

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
OCTOBER 31, 2010
(Unaudited)

	Shares Held	Value
COMMON STOCKS (74.56%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (1.61%)
AutoZone, Inc. (1)	1,300	$308,919
O'Reilly Automotive, Inc. (1)	5,000	292,500
		601,419
BUSINESS SERVICES (3.56%)
Automatic Data Processing, Inc.	4,500	199,890
eBay Inc. (1)	4,000	119,240
Microsoft Corp.	25,100	668,664
Oracle Corp.	11,520	338,688
		1,326,482
CHEMICALS AND ALLIED PRODUCTS (10.61%)
Abbott Laboratories	8,400	431,088
Amgen Inc. (1)	1,900	108,661
Colgate-Palmolive Co.	2,135	164,651
Dow Chemical Co. (The)	6,040	186,213
E. I. du Pont de Nemours and Co.	12,405	586,508
Johnson & Johnson	12,603	802,433
Merck & Co., Inc.	5,593	202,914
Mylan Inc. (1)	8,595	174,650
Pfizer Inc.	30,822	536,303
Procter & Gamble Co. (The)	8,005	508,878
Teva Pharmaceutical Industries Ltd.	4,892	253,895
		3,956,194
COMMUNICATIONS (1.74%)
AT&T Inc.	5,895	168,008
Comcast Corp.-Class A	7,203	148,238
Frontier Communications Corp.	2,307	20,255
Verizon Communications Inc.	9,615	312,199
		648,700
DEPOSITORY INSTITUTIONS (3.16%)
Bank of America Corp.	8,047	92,058
Bank of New York Mellon Corp. (The)	5,754	144,195
JPMorgan Chase & Co.	4,900	184,387
New York Community Bancorp, Inc.	19,030	322,178
Northern Trust Corp.	5,050	250,631
U.S. Bancorp	6,272	151,657
Wells Fargo & Co.	1,241	32,365
		1,177,471
ELECTRIC, GAS AND SANITARY SERVICES (6.51%)
Atmos Energy Corp.	12,783	376,459
Integrys Energy Group, Inc.	6,758	359,458
Pepco Holdings, Inc.	8,375	161,303
Pinnacle West Capital Corp.	11,400	469,224
Tortoise Energy Capital Corp.	29,676	801,549
Waste Management, Inc.	7,200	257,184
		2,425,177

	Shares Held	Value
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.70%)
Cisco Systems, Inc. (1)	16,200	$369,846
General Electric Co.	53,735	860,835
Helen of Troy Ltd. (1)	6,813	174,753
Intel Corp.	17,200	345,204
		1,750,638
FABRICATED METAL PRODUCTS (0.63%)
Illinois Tool Works Inc.	5,175	236,497

FOOD AND KINDRED PRODUCTS (3.42%)
Campbell Soup Co.	5,000	181,250
Coca-Cola Co. (The)	5,440	333,581
Diageo plc	2,800	207,200
Kraft Foods Inc.	5,737	185,133
PepsiCo, Inc.	5,615	366,660
		1,273,824
GENERAL MERCHANDISE STORES (1.81%)
Target Corp.	2,440	126,734
Wal-Mart Stores, Inc.	10,115	547,930
		674,664
HOLDING AND OTHER INVESTMENT OFFICES (0.67%)
H&Q Life Sciences Investors	10,934	109,121
Redwood Trust, Inc.	9,900	140,382
		249,503
INDUSTRIAL MACHINERY AND EQUIPMENT (4.67%)
3M Co.	3,055	257,292
Apple Inc. (1)	1,800	541,566
Baker Hughes Inc.	3,600	166,788
EMC Corp. (1)	14,400	302,544
Hewlett-Packard Co.	2,530	106,412
Ingersoll-Rand plc	9,341	367,195
		1,741,797
INSTRUMENTS AND RELATED PRODUCTS (0.87%)
Becton, Dickinson and Co.	3,137	236,906
Stryker Corp.	1,795	88,835
		325,741
INSURANCE AGENTS, BROKERS AND SERVICE (0.65%)
Arthur J. Gallagher & Co.	8,605	242,317

INSURANCE CARRIERS (5.65%)
Allstate Corp. (The)	3,635	110,831
CNO Financial Group, Inc. (1)	35,600	193,664
EMC Insurance Group Inc.	20,429	431,869
Hartford Financial Services Group, Inc. (The)	7,900	189,442
Kansas City Life Insurance Co.	6,900	219,144
Lincoln National Corp.	8,000	195,840
MetLife, Inc.	5,600	225,848
Old Republic International Corp.	13,400	176,880
Protective Life Corp.	15,100	361,947
		2,105,465

	Shares Held	Value
LEGAL SERVICES (0.42%)
FTI Consulting, Inc. (1)	4,400	$156,024

METAL MINING (5.14%)
Barrick Gold Corp.	29,624	1,424,618
Newmont Mining Corp.	8,100	493,047
		1,917,665
MISCELLANEOUS RETAIL (1.34%)
Cash America International, Inc.	6,100	214,903
EZCORP, Inc. (1)	13,300	285,684
		500,587
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.61%)
United Parcel Service, Inc.-Class B	3,405	229,293

OIL AND GAS EXTRACTION (5.15%)
Anadarko Petroleum Corp.	5,700	350,949
Apache Corp.	2,000	202,040
Devon Energy Corp.	3,100	201,562
Occidental Petroleum Corp.	11,030	867,289
Rowan Companies, Inc. (1)	9,000	296,100
		1,917,940
PAPER AND ALLIED PRODUCTS (0.51%)
Kimberly-Clark Corp.	2,975	188,436

PETROLEUM AND COAL PRODUCTS (2.15%)
ConocoPhillips	8,225	488,565
Exxon Mobil Corp.	3,300	219,351
Valero Energy Corp.	5,200	93,340
		801,256
PIPELINES (2.55%)
Kinder Morgan Management, LLC (1)	15,401	949,780

RETAIL-DRUG AND PROPRIETARY STORES (0.28%)
Walgreen Co.	3,100	105,028

SECURITY AND COMMODITY BROKERS (0.96%)
BGC Partners, Inc.-Class A	51,400	356,716

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.78%)
Quest Diagnostics Inc.	5,900	289,926

TOBACCO PRODUCTS (0.95%)
Philip Morris International Inc.	6,050	353,925

TRANSPORTATION EQUIPMENT (2.87%)
Federal Signal Corp.	16,200	91,530
Genuine Parts Co.	5,300	253,658
Honeywell International Inc.	8,065	379,942
ITT Corp.	7,280	343,543
		1,068,673

	Shares Held	Value
WHOLESALE TRADE - NONDURABLE GOODS (0.59%)
Sysco Corp.	7,485	$220,508
Total Common Stocks (Cost $23,930,492)		27,791,646

	Principal Amount
MORTGAGE-BACKED SECURITIES (18.89%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$1,250,000	1,378,729
2003-11 Class QC, 5.50%, due 02/01/33	1,500,000	1,695,890
2003-71 Class AK, 5.00%, due 09/01/29	346,475	350,227
2003-116 Class JC, 5.00%, due 05/01/30	440,000	450,887
2004-22 Class BK, 3.47%, due 04/01/34	23,099	23,232
2004-26 Class GC, 5.00%, due 06/01/31	700,000	736,334
2004-76 Class VG, 5.00%, due 09/01/23	300,000	305,582
2004-89 Class KC, 4.00%, due 10/01/34	131,737	135,497
2004-109 Class WE, 5.00%, due 05/01/33	522,000	570,993
2005-44 Class KC, 5.00%, due 04/01/31	316,052	325,766
2006-38 Class OG, 5.00%, due 06/01/36	650,000	707,881
Pool # 2796, 7.00%, due 08/01/29	24,251	27,583
Pool # 3040, 7.00%, due 02/01/31	13,742	15,650
Pool # 3188, 6.50%, due 01/01/32	31,304	35,201
Pool # 3239, 6.50%, due 05/01/32	52,402	58,927
Pool # 3333, 5.50%, due 01/01/33	131,682	143,480
Pool # 3403, 5.50%, due 06/01/33	71,817	78,251
Total Mortgage-Backed Securities (Cost $6,390,934)		7,040,110

SHORT-TERM INVESTMENTS (6.43%)
UNITED STATES GOVERNMENT AGENCIES (5.90%)
Federal Home Loan Bank, due 11/12/10	750,000	749,968
Federal Home Loan Bank, due 12/09/10	700,000	699,891
Federal National Mortage Assoc., due 11/22/10	750,000	749,933
Total United States Government Agencies (Cost $2,199,792)		2,199,792

	Shares Held
MONEY MARKET MUTUAL FUND (0.53%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $197,658)	197,658	197,658
Total Short-Term Investments (Cost $2,397,450)		2,397,450
Total Investments (Cost $32,718,876) (99.88%)		37,229,206

OTHER ASSETS LESS LIABILITIES (0.12%)
Cash, receivables, prepaid expense and other assets, less liabilities		44,630
Total Net Assets (100.00%)		$37,273,836

(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$7,338,092
Unrealized Depreciation	(2,832,872)
Net Unrealized Appreciation (Depreciation)	$4,505,220

Cost for federal income tax purposes	$32,723,986

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 60 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of October 31, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$27,791,646
Money market mutual fund	197,658
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	2,199,792
Residential mortgage-backed securities	7,040,110
Level 3-Significant Unobservable Inputs:	—
Total	$37,229,206

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
NOVEMBER 30, 2010
(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (95.56%)
COMMERCIAL PAPER (7.94%)
NON-DEPOSITORY CREDIT INSTITUTIONS
Citigroup, due 01/14/11	0.260	$350,000	$349,889

PETROLEUM AND COAL PRODUCTS
Chevron Corp., due 01/05/11	0.180	250,000	250,000
Total Commercial Paper (Cost $599,889)			599,889

UNITED STATES GOVERNMENT AGENCIES (72.41%)
Federal Home Loan Bank, due 12/08/10	0.142	400,000	399,989
Federal Home Loan Bank, due 12/10/10	0.152	300,000	299,989
Federal Home Loan Bank, due 12/22/10	0.122	400,000	399,972
Federal Home Loan Bank, due 12/29/10	0.112	250,000	249,978
Federal Home Loan Bank, due 01/19/11	0.132	300,000	299,947
Federal Home Loan Bank, due 02/23/11	0.152	300,000	299,895
Federal Home Loan Mortgage Corp., due 12/06/10	0.122	400,000	399,993
Federal Home Loan Mortgage Corp., due 12/15/10	0.167	300,000	299,981
Federal Home Loan Mortgage Corp., due 01/10/11	0.142	400,000	399,938
Federal Home Loan Mortgage Corp., due 01/11/11	0.152	400,000	399,932
Federal Home Loan Mortgage Corp., due 02/07/11	0.122	250,000	249,943
Federal National Mortgage Assoc., due 12/03/10	0.167	500,000	499,995
Federal National Mortgage Assoc., due 12/08/10	0.132	250,000	249,994
Federal National Mortgage Assoc., due 12/20/10	0.142	300,000	299,978
Federal National Mortgage Assoc., due 01/24/11	0.101	300,000	299,955
Federal National Mortgage Assoc., due 02/02/11	0.142	425,000	424,896
Total United States Government Agencies (Cost $5,474,375)			5,474,375

UNITED STATES TREASURY OBLIGATIONS (15.21%)
U.S. Treasury Bills, due 12/02/10	0.101	300,000	299,999
U.S. Treasury Bills, due 12/16/10	0.142	350,000	349,979
U.S. Treasury Bills, due 12/23/10	0.106	500,000	499,968
Total United States Treasury Obligations (Cost $1,149,946)			1,149,946
Total Short Term Investments (Cost $7,224,210)			7,224,210

OTHER ASSETS LESS LIABILITIES (4.44%)
Cash, receivables, prepaid insurance and other assets, less liabilities			335,667
Total Net Assets (100.00%)			$7,559,877

VALUATION

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of October 31, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:	$—
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	6,624,321
Corporate debt securities	599,889
Level 3-Significant Unobservable Inputs:	—
Total	$7,224,210

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
OCTOBER 31, 2010
(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (1.62%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000	$204,880

	Principal Amount
CORPORATE BONDS (84.76%)
APPAREL AND ACCESSORY STORES (4.52%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	573,000

CHEMICALS AND ALLIED PRODUCTS (4.04%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	250,000	324,195
NOVA Chemicals Corp., 7.875%, due 09/15/25	200,000	188,260
		512,455
COMMUNICATIONS (2.13%)
Time Warner Inc., 8.375%, due 03/15/23	200,000	269,612

DEPOSITORY INSTITUTIONS (3.07%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	388,885

ELECTRIC, GAS AND SANITARY SERVICES (12.60%)
Avista Corp., 5.95%, due 06/01/18	300,000	337,224
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	490,553	542,346
Entergy Gulf States Inc., 6.18%, due 03/01/35	300,000	294,969
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	200,000	249,732
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	173,283	173,938
		1,598,209
FABRICATED METAL PRODUCTS (4.99%)
Valmont Industries, Inc., 6.625%, due 04/20/20	600,000	632,850

FOOD AND KINDRED PRODUCTS (4.83% )
Bunge Ltd. Finance Corp., 8.50%, due 06/15/19	500,000	612,515

FOOD STORES (2.83%)
Safeway Inc., 7.45%, due 09/15/27	300,000	358,850

FURNITURE AND FIXTURES (1.63%)
Steelcase Inc., 6.50%, due 08/15/11	200,000	206,382

HOLDING AND OTHER INVESTMENT OFFICES (14.55%)
CommonWealth REIT, 6.25%, due 08/15/16	425,000	448,294
First Industrial, L.P., 7.60%, due 07/15/28	300,000	237,861
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000	236,691
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	421,000	344,441
Realty Income Corp., 6.75%, due 08/15/19	500,000	579,545
		1,846,832
INSURANCE CARRIERS (2.50%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	317,394

	Principal Amount	Value
METAL MINING (4.46%)
Freeport-McMoRan Copper & Gold Inc., 8.375%, due 04/01/17	$500,000	$566,445

OIL AND GAS EXTRACTION (5.98%)
Nabors Industries, Inc., 9.25%, due 01/15/19	300,000	385,317
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	400,000	373,284
		758,601
PIPELINES (3.77%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	400,000	478,116

STONE, CLAY, GLASS AND CONCRETE PRODUCTS (3.84%)
Owens Corning, 9.00%, due 06/15/19	400,000	487,256

TRANSPORTATION - BY AIR (2.04%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	253,088	259,415

WATER TRANSPORTATION (6.98%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	428,160
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	488,038	456,784
		884,944
Total Corporate Bonds (Cost $10,274,384)		10,751,761

MORTGAGE-BACKED SECURITIES (3.27%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
3023 Class TG, 5.50%, due 08/01/35	77,735	78,649
3051 Class MY, 5.50%, due 10/01/25	300,000	335,610
Total Mortgage-Backed Securities (Cost $371,178)		414,259

SHORT-TERM INVESTMENTS (9.32%)
UNITED STATES GOVERNMENT AGENCIES (6.30%)
Federal Home Loan Bank, due 11/03/10	400,000	399,994
Federal National Mortgage Assoc., due 11/22/10	400,000	399,962
Total United States Government Agencies (Cost $799,956)		799,956

	Shares Held
MONEY MARKET MUTUAL FUND (3.02%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $382,642)	382,642	382,642
Total Short-Term Investments (Cost $1,182,598)		1,182,598
Total Investments (Cost $12,028,160) (98.97%)		12,553,498

OTHER ASSETS LESS LIABILITIES (1.03%)
Cash, receivables, prepaid expense and other assets, less liabilities		131,051
Total Net Assets (100.00%)		$12,684,549

(1) Restricted securities-securities exempt from registration under Rule 144A of the Securities Act of 1933:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 10/31/10, the carrying value of each unit was 77.777, representing $388,885 or 3.07% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 10/31/10, the carrying value of each unit was 93.596, representing $456,784 or 3.60% of total net assets.

As of 10/31/10, the carrying value of all restricted securities was $845,669 or 6.67% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$883,910
Unrealized Depreciation	358,572
Net Unrealized Appreciation (Depreciation)	$525,338

Cost for federal income tax purposes	$12,028,160

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 60 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of October 31, 2010:

Level 1-Quoted Prices:
Preferred stock	$204,880
Money market mutual fund	382,642
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	799,956
Corporate debt securities	10,751,761
Residential mortgage-backed securities	414,259
Level 3-Significant Unobservable Inputs:	—
Total	$12,553,498

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
October 31, 2010
(Unaudited)

	Shares Held	Value
COMMON STOCKS (96.73%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (2.41%)
AutoZone, Inc. (1)	3,000	$712,890
O'Reilly Automotive, Inc. (1)	11,800	690,300
		1,403,190
BUSINESS SERVICES (8.25%)
Adobe Systems Inc. (1)	10,900	306,835
Automatic Data Processing, Inc.	7,600	337,592
eBay Inc. (1)	13,555	404,075
ManTech International Corp.-Series A (1)	6,500	254,865
Microsoft Corp.	59,753	1,591,820
Oracle Corp.	45,090	1,325,646
Symantec Corp. (1)	35,583	575,733
		4,796,566
CHEMICALS AND ALLIED PRODUCTS (12.64%)
Abbott Laboratories	9,450	484,974
Amgen Inc. (1)	7,590	434,072
Colgate-Palmolive Co.	3,325	256,424
Dow Chemical Co. (The)	4,890	150,759
E. I. du Pont de Nemours and Co.	17,765	839,929
Johnson & Johnson	18,739	1,193,112
Merck & Co., Inc.	11,499	417,184
Mylan Inc. (1)	11,670	237,134
Myriad Genetics, Inc. (1)	18,900	376,677
Pfizer Inc.	50,574	879,988
Procter & Gamble Co. (The)	20,950	1,331,792
Teva Pharmaceutical Industries Ltd.	10,334	536,335
United Therapeutics Corp. (1)	3,500	210,000
		7,348,380
COMMUNICATIONS (3.14%)
AT&T Inc.	20,105	572,993
Comcast Corp.-Class A	16,137	332,099
DIRECTV-Class A (1)	7,700	334,642
Frontier Communications Corp.	4,049	35,550
Verizon Communications Inc.	16,870	547,769
		1,823,053
DEPOSITORY INSTITUTIONS (3.24%)
Bank of America Corp.	18,272	209,032
Bank of New York Mellon Corp. (The)	7,827	196,145
JPMorgan Chase & Co.	7,200	270,936
New York Community Bancorp, Inc.	29,770	504,006
Northern Trust Corp.	7,600	377,188
U.S. Bancorp	10,922	264,094
Wells Fargo & Co.	2,373	61,888
		1,883,289
EATING AND DRINKING PLACES (0.32%)
McDonald's Corp.	2,400	186,648

	Shares Held	Value
ELECTRIC, GAS AND SANITARY SERVICES (4.32%)
Atmos Energy Corp.	15,103	$444,783
CMS Energy Corp.	31,400	577,132
Integrys Energy Group, Inc.	11,392	605,940
Pepco Holdings, Inc.	13,530	260,588
Pinnacle West Capital Corp.	9,900	407,484
Waste Management, Inc.	6,000	214,320
		2,510,247
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.07%)
BigBand Networks, Inc. (1)	47,000	139,590
Cisco Systems, Inc. (1)	50,200	1,146,066
General Electric Co.	74,125	1,187,483
Helen of Troy Ltd. (1)	12,088	310,057
Intel Corp.	25,100	503,757
QUALCOMM Inc.	5,400	243,702
		3,530,655
FABRICATED METAL PRODUCTS (1.05%)
Illinois Tool Works Inc.	13,310	608,267

FOOD AND KINDRED PRODUCTS (3.44%)
Campbell Soup Co.	7,600	275,500
Coca-Cola Co. (The)	7,660	469,711
Coca-Cola FEMSA, S.A.B. de C.V.	4,200	333,774
H.J. Heinz Co.	5,500	270,105
Kraft Foods Inc.	9,600	309,792
PepsiCo, Inc.	5,235	341,846
		2,000,728
GENERAL MERCHANDISE STORES (2.53%)
Target Corp.	10,180	528,749
Wal-Mart Stores, Inc.	17,335	939,037
		1,467,786
HOLDING AND OTHER INVESTMENT OFFICES (2.30%)
Adams Express Co. (The)	34,641	356,802
H&Q Life Sciences Investors	51,484	513,810
ProShares UltraShort 20+Year Treasury (1)	7,700	261,723
Redwood Trust, Inc.	14,500	205,610
		1,337,945
INDUSTRIAL MACHINERY AND EQUIPMENT (6.40%)
3M Co.	7,060	594,593
Apple Inc. (1)	3,900	1,173,393
Baker Hughes Inc.	6,300	291,879
EMC Corp. (1)	67,200	1,411,872
Hewlett-Packard Co.	5,870	246,892
		3,718,629
INSTRUMENTS AND RELATED PRODUCTS (3.86%)
Agilent Technologies, Inc. (1)	12,000	417,600
Becton, Dickinson and Co.	6,346	479,250
Bio-Rad Laboratories, Inc.-Class A (1)	3,600	326,232
Danaher Corp.	5,800	251,488
Mettler-Toledo International Inc. (1)	3,700	483,072
Stryker Corp.	5,770	285,557
		2,243,199
INSURANCE AGENTS, BROKERS AND SERVICE (0.72%)
Arthur J. Gallagher & Co.	14,850	418,176

	Shares Held	Value
INSURANCE CARRIERS (6.05%)
Allstate Corp. (The)	6,225	$189,800
American Equity Investment Life Holding Co.	34,900	378,665
CIGNA Corp.	11,400	401,166
CNO Financial Group, Inc. (1)	55,800	303,552
EMC Insurance Group Inc.	15,791	333,822
Hartford Financial Services Group, Inc. (The)	12,300	294,954
Kansas City Life Insurance Co.	10,700	339,832
Lincoln National Corp.	12,500	306,000
MetLife, Inc.	10,170	410,156
Protective Life Corp.	23,400	560,898
		3,518,845
LEGAL SERVICES (0.84%)
FTI Consulting, Inc. (1)	13,800	489,348

METAL MINING (4.40%)
Agnico-Eagle Mines Ltd.	2,300	178,457
Barrick Gold Corp.	31,792	1,528,877
Newmont Mining Corp.	14,000	852,180
		2,559,514
MISCELLANEOUS RETAIL (2.38%)
Cash America International, Inc.	14,300	503,789
EZCORP, Inc. (1)	31,200	670,176
GameStop Corp.-Class A (1)	10,600	208,396
		1,382,361
MOTION PICTURES (0.63%)
Time Warner Inc.	11,196	363,982

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.81%)
United Parcel Service, Inc.-Class B	7,005	471,717

OIL AND GAS EXTRACTION (6.24%)
Anadarko Petroleum Corp.	10,200	628,014
Apache Corp.	3,600	363,672
Devon Energy Corp.	5,400	351,108
Helmerich & Payne, Inc.	15,200	650,256
Noble Corp.	5,900	203,727
Occidental Petroleum Corp.	9,830	772,933
Rowan Companies, Inc. (1)	11,200	368,480
Transocean Ltd. (1)	4,600	291,456
		3,629,646
PAPER AND ALLIED PRODUCTS (0.51%)
Kimberly-Clark Corp.	4,700	297,698

PETROLEUM AND COAL PRODUCTS (4.32%)
Chevron Corp.	15,500	1,280,455
ConocoPhillips	12,228	726,343
Exxon Mobil Corp.	5,600	372,232
Valero Energy Corp.	7,200	129,240
		2,508,270
RAILROAD TRANSPORTATION (0.56%)
Union Pacific Corp.	3,720	326,170

	Shares Held	Value
RETAIL-DRUG AND PROPRIETARY STORES (0.40%)
Walgreen Co.	6,900	$233,772

RETAIL-FURNISHINGS AND HOME FURNITURE STORES (0.63%)
Bed Bath & Beyond Inc. (1)	8,390	368,321

SECURITY AND COMMODITY BROKERS (2.10%)
BGC Partners, Inc.-Class A	75,600	524,664
Investment Technology Group, Inc. (1)	10,500	149,520
SEI Investments Co.	24,650	545,998
		1,220,182
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.70%)
Quest Diagnostics Inc.	8,200	402,948

TOBACCO PRODUCTS (1.22%)
Philip Morris International Inc.	12,145	710,482

TRANSPORTATION EQUIPMENT (3.58%)
Federal Signal Corp.	17,200	97,180
Genuine Parts Co.	6,800	325,448
Honeywell International Inc.	20,860	982,714
ITT Corp.	14,340	676,704
		2,082,046
WHOLESALE TRADE - NONDURABLE GOODS (0.67%)
Sysco Corp.	13,235	389,903
Total Common Stocks (Cost $53,917,767)		56,231,963

SHORT-TERM INVESTMENTS (3.25%)
MONEY MARKET MUTUAL FUND (0.67%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $390,071)	390,071	390,071

	Principal Amount
UNITED STATES GOVERNMENT AGENCIES (2.58%)
Federal Home Loan Bank, due 12/09/10	$750,000	749,883
Federal National Mortgage Assoc., due 11/03/10	750,000	749,989
Total United States Government Agencies (Cost $1,499,872)		1,499,872
Total Short-Term Investments (Cost $1,889,943)		1,889,943
Total Investments (Cost $55,807,710) (99.98%)		58,121,906

OTHER ASSETS LESS LIABILITIES (0.02%)
Cash, receivables, prepaid expense and other assets, less liabilities		14,006
Total Net Assets (100.00%)		$58,135,912

(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$8,526,359
Unrealized Depreciation	(6,507,851)
Net Unrealized Appreciation (Depreciation)	$2,018,508

Cost for federal income tax purposes	$56,103,398

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 60 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of October 31, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$56,231,963
Money market mutual fund	390,071
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	1,499,872
Level 3-Significant Unobservable Inputs:	—
Total	$58,121,906

Item 2. Controls and Procedures

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Series Fund, Inc.

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer

Date: 12/21/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer

Date: 12/21/2010

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date: 12/21/2010